Debt - Long-Term Debt (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Long-term debt	$ 408,886	$ 383,904
Current maturities of long-term debt	55,076	30,074
Long-term debt, net of current maturities	353,810	353,830
2021 notes
Debt Instrument [Line Items]
Long-term debt	350,000	350,000
2013 facility
Debt Instrument [Line Items]
Long-term debt	55,000	30,000
Other long-term debt
Debt Instrument [Line Items]
Long-term debt	$ 3,886	$ 3,904